PREPAYMENTS AND OTHER CURRENT ASSETS (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepayments to suppliers	¥ 27,786	$ 4,041	¥ 12,820
Prepaid rental expense	14,701	2,138	11,924
Staff advances	2,306	335	1,762
Deposits	12,679	1,844	10,411
Prepaid taxes and surcharges	3,930	572	1,528
Current portion of costs to obtain contracts with customers	551	80
Other receivables	9,584	1,395	2,126
Prepaid Expense and Other Assets, Current	¥ 71,537	$ 10,405	¥ 40,571